Lease liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Lease liabilities
Opening balance	$ 259,792	$ 2,641,794
Additions	62,296	237,469
Repayment	(71,099)	(650,461)
Interest on lease liability	5,856	116,170
Lease termination	(47,995)	(1,160,649)
Deconsolidation on sale of subsidiary		(937,427)
Currency translation	6,241	12,896
Closing balance	215,091	259,792
Current	128,557	122,077
Non-current	$ 86,534	$ 137,715